Document and Entity Information Document	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	Olo Inc.
Entity Central Index Key	0001431695
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40213
Entity Tax Identification Number	20-2971562
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Address Line Two	One World Trade Center
Entity Address, Address Line One	285 Fulton Street
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	260-0895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	OLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false